SCUDDER
                                                                   INVESTMENTS




                                 Scudder YieldWise Funds


prospectus


                                 December 1, 2001

                                 as revised April 8, 2002




                                 Scudder YieldWise Money Fund

                                 Scudder YieldWise Government
                                 Money Fund

                                 Scudder YieldWise Municipal
                                 Money Fund



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

table of contents

   how the funds work


     2  Scudder YieldWise Money Fund

     8  Scudder YieldWise Government Money Fund

    13  Scudder YieldWise Municipal Money Fund


    19  Other Policies and Risks

    20  Who Manages the Funds

    22  Financial Highlights


   how to invest in the funds

    26  How to Buy Shares

    28  How to Sell Shares

    29  Policies You Should Know About

    35 Understanding Distributions and Taxes how the funds work

These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.


Each fund takes its own approach to money market investing. Scudder YieldWise Money Fund emphasizes yield through a more diverse universe of investments, while Scudder YieldWise Government Money Fund emphasizes government securities. Scudder YieldWise Municipal Money Fund invests for federally tax-free income.


Remember that money funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their $1.00 share prices aren't guaranteed, so be aware that you could lose money.

                                                           TICKER SYMBOL o SYWXX


Scudder YieldWise Money Fund

formerly Zurich YieldWise Money Fund



The fund seeks maximum current income to the extent consistent with stability of principal.

The Fund's Main Investment Strategy

The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements that are backed by these securities.

The fund may buy securities from many types of issuers, including the U.S. government and corporations. The fund may invest in obligations of foreign banks, and may invest more than 25% of total assets in obligations of U.S. banks. The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities and securities whose remaining maturities are no more than 397 days.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

ICON | This fund, a broadly diversified money fund with an emphasis on credit quality, yield and stability, could serve investors who want a versatile money fund.

The Main Risks of Investing in the Fund

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Investments by the fund in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase

o over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.



Scudder YieldWise Money Fund


ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                    '98         5.58
                                    '99         5.09
                                    '00         6.35

2001 Total Return as of September 30: 3.43%

For the periods included in the bar chart:

Best quarter:     1.63%, Q4 2000

Worst quarter:    1.17%, Q2 1999


AVERAGE ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31/2000

          1 Year                 Since inception*
--------------------------------------------------------
           6.35                        5.72


*    Inception: 4/17/1997

Total returns for inception through 2001 would have been lower if operating expenses hadn't been reduced.



ICON | To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Scudder Funds Web site at www.moneyfunds.scudder.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund.



Scudder YieldWise Money Fund


FEE TABLE
----------------------------------------------------

Shareholder Fees
(paid directly from your investment)
----------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                 $2*
----------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or automatic
exchange or withdrawal plan                    $5*
----------------------------------------------------
Transaction fee for redemption by wire        $10*
----------------------------------------------------

Annual Operating Expenses (%)
(deducted from fund assets)
----------------------------------------------------
Management Fee                                0.36
----------------------------------------------------
Distribution (12b-1) Fee                      None
----------------------------------------------------
Other Expenses**                              0.08
----------------------------------------------------
Total Annual Operating Expenses               0.44
----------------------------------------------------
Expense Reimbursement                         0.06
----------------------------------------------------
Net Annual Operating Expenses***              0.38

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.38% through November 30, 2002. Additionally, the advisor has voluntarily capped expenses at a level below the contractual cap. This voluntary expense cap may be terminated at any time at the option of the advisor.

EXAMPLE
--------------------------------------------------------


Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year        3 Years      5 Years     10 Years
--------------------------------------------------------
$39           $135         $240        $549

                                                           TICKER SYMBOL o SYGXX


Scudder YieldWise
Government Money Fund

formerly Zurich YieldWise Government Money Fund



The fund seeks maximum current income to the extent consistent with stability of principal.

The Fund's Main Investment Strategy

The fund pursues its goal by investing at least 65% of its total assets in:

o short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities

o    repurchase agreements backed by these securities

The securities the fund may buy range from U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, to securities of issuers such as the Federal Home Loan Bank that carry no government guarantees. The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities and securities whose remaining maturities are no more than 397 days.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

ICON | Investors whose primary concerns are credit quality and stability may want to consider this fund.


The Main Risks of Investing in the Fund

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. While the risk of default is generally considered remote for any securities guaranteed by the U.S. government, not all of the fund's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them. Also, bear in mind that any guarantees on securities the fund owns do not extend to shares of the fund itself.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't invest primarily in U.S. government and agency securities.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase

o    over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.



Scudder YieldWise Government Money Fund


ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                    '99         5.17
                                    '00         6.43

2001 Total Return as of September 30: 3.44%

For the periods included in the bar chart:

Best quarter:     1.65%, Q3 2000

Worst quarter:    1.20%, Q2 1999


AVERAGE ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31/2000

          1 Year                 Since inception*
--------------------------------------------------------
           6.43                        5.78

*    Inception: 12/1/1998

Total returns for inception through 2001 would have been lower if operating expenses hadn't been reduced.


ICON | To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Scudder Funds Web site at www.moneyfunds.scudder.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund.


Scudder YieldWise Government Money Fund


FEE TABLE
----------------------------------------------------

Shareholder Fees
(paid directly from your investment)
----------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                 $2*
----------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or automatic
exchange or withdrawal plan                    $5*
----------------------------------------------------
Transaction fee for redemption by wire        $10*
----------------------------------------------------

Annual Operating Expenses (%)
(deducted from fund assets)
----------------------------------------------------
Management Fee                                0.44
----------------------------------------------------
Distribution (12b-1) Fee                      None
----------------------------------------------------
Other Expenses**                              0.09
----------------------------------------------------
Total Annual Operating Expenses               0.53
----------------------------------------------------
Expense Reimbursement                         0.16
----------------------------------------------------
Net Annual Operating Expenses***              0.37

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.37% through November 30, 2002. Additionally, the advisor has voluntarily capped expenses at a level below the contractual cap. This voluntary expense cap may be terminated at any time at the option of the advisor.

EXAMPLE
--------------------------------------------------------

Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

   1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------
     $38          $154        $280           $650

                                                           TICKER SYMBOL o SYUXX


Scudder YieldWise
Municipal Money Fund

formerly Zurich YieldWise Municipal Money Fund



The fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal.

The Fund's Main Investment Strategy

The fund pursues its goal by normally investing at least 80% of total assets in high quality short-term municipal securities. The income from these securities is free from regular federal income tax. Income may be subject to state and local tax and the alternative minimum tax (AMT). The fund may buy many types of municipal securities, including industrial development bonds. The fund may invest all or any of its assets in industrial development bonds. The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities that are in the top credit grade for short-term securities and securities whose remaining maturities are no more than 397 days.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

               This fund could make sense for investors looking for federally
ICON | tax-free income along with the liquidity and stability a money fund is designed to offer.


The Main Risks of Investing in the Fund

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is short-term market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the short-term securities market, the fund increases its exposure to factors affecting these regions or sectors. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. Additionally, if the fund is invested heavily in a single state, the risk is greater that the fund could be impacted by factors affecting that state, such as economic or fiscal problems.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o political or legal actions could change the way the fund's dividends are taxed

o the municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers than the taxable securities market

o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase

o    over time, the real value of the fund's yield may be eroded by inflation

The Fund's Track Record

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.

All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


Scudder YieldWise Municipal Money Fund


ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                    '99         3.35
                                    '00         4.29

2001 Total Return as of September 30: 2.41%

For the periods included in the bar chart:

Best quarter:     1.11%, Q4 2000

Worst quarter:    0.72%, Q1 1999


AVERAGE ANNUAL TOTAL RETURNS (%)
--------------------------------------------------------
as of 12/31/2000

          1 Year                 Since inception*
--------------------------------------------------------
           4.29                        3.80

*    Inception: 12/1/1998

Total returns for inception through 2001 would have been lower if operating expenses hadn't been reduced.



ICON | To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Scudder Funds Web site at www.moneyfunds.scudder.com.

How Much Investors Pay

This is a no-load fund. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The fee table describes the fees and expenses that you may pay if you buy and hold shares of this fund.


Scudder YieldWise Municipal Money Fund


FEE TABLE
----------------------------------------------------

Shareholder Fees
(paid directly from your investment)
----------------------------------------------------
Transaction fee for redemption by check
or EZ-Transfer                                 $2*
----------------------------------------------------
Exchange fee and transaction fee for
redemption by mail, telephone or automatic
exchange or withdrawal plan                    $5*
----------------------------------------------------
Transaction fee for redemption by wire        $10*
----------------------------------------------------

Annual Operating Expenses (%)
(deducted from fund assets)
----------------------------------------------------
Management Fee                                0.45
----------------------------------------------------
Distribution (12b-1) Fee                      None
----------------------------------------------------
Other Expenses**                              0.10
----------------------------------------------------
Total Annual Operating Expenses               0.55
----------------------------------------------------
Expense Reimbursement                         0.25
----------------------------------------------------
Net Annual Operating Expenses***              0.30

* These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

*** By contract, total operating expenses are capped at 0.30% through November 30, 2002. Additionally, the advisor has voluntarily capped expenses at a level below the contractual cap. This voluntary expense cap may be terminated at any time at the option of the advisor.

EXAMPLE
--------------------------------------------------------

Based on the costs in the fee table (including one year of capped expenses in each period), this example helps you compare the fund's expenses to those of other mutual funds. The example assumes the expenses remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year        3 Years      5 Years     10 Years
--------------------------------------------------------
$31           $151         $282        $665
other policies and risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:



o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, Scudder YieldWise Municipal Money Fund's policy of investing at least 80% of total assets in municipal securities cannot be changed without shareholder approval.

o As a temporary defensive measure or when acceptable municipal securities are not available, Scudder YieldWise Municipal Money Fund could shift up to 100% of assets into cash or into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.


o The investment advisor measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the advisor will decide what to do with the security pursuant to procedures adopted by each fund's Board.

For More Information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

who manages the funds


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for a fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of DeIM, Deutsche Bank AG, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Bankers Trust Company (to be renamed Deutsche Bank Trust Company Americas on April 15, 2002) and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

Fund Name                                 Fee Paid*
-----------------------------------------------------------
Scudder YieldWise Money Fund                0.31%
-----------------------------------------------------------
Scudder YieldWise Government Money Fund     0.17%
-----------------------------------------------------------
Scudder YieldWise Municipal Money Fund      0.00%
-----------------------------------------------------------

* For the fiscal year ended July 31, 2001, the advisor did not impose a portion of its management fee, which amounted to 0.05%, 0.27% and 0.45% of average daily net assets, on an annual basis, of Scudder YieldWise
   Money Fund, Scudder YieldWise Government Money Fund and Scudder YieldWise Municipal Money Fund, respectively.

The Portfolio Managers

Effective April 8, 2002, a new group of investment professionals will be responsible for the day-to-day management of each fund. These investment professionals have several years of experience managing money market funds.

financial highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each fund's financial statements, is included in that fund's annual report, which is available upon request (see "Shareholder reports" on the back cover).


Scudder YieldWise Money Fund


Years ended July 31,                    2001       2000      1999      1998      1997^a
-----------------------------------------------------------------------------------------
Selected Per Share Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Net investment income                   .06        .06       .05       .06       .02
-----------------------------------------------------------------------------------------
Less distributions from net
   investment income                   (.06)      (.06)     (.05)     (.06)     (.02)
-----------------------------------------------------------------------------------------
Net asset value, end of period       $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Total Return (%)^b                     5.64^c     5.88      5.03      5.81      1.69**
-----------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period               978        930       914     1,072       245
   ($ millions)
-----------------------------------------------------------------------------------------
Ratio of expenses before expense
   reductions (%)                       .44^d      .47       .45       .44       .60*
-----------------------------------------------------------------------------------------
Ratio of expenses after expense
   reductions (%)                       .34^d      .34       .34       .07        --
-----------------------------------------------------------------------------------------
Ratio of net investment income (%)     5.49       5.72      4.92      5.63     5.66*
-----------------------------------------------------------------------------------------

^a For the period from April 17, 1997 (commencement of operations) to July 31, 1997.

^b   Total returns would have been lower had certain expenses not been reduced.

^c Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.

^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .44% and .34%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized

Scudder YieldWise Government Money Fund


Years ended July 31,                                         2001      2000      1999^a
-----------------------------------------------------------------------------------------
Selected Per Share Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Net investment income                                        .06       .06       .03
-----------------------------------------------------------------------------------------
Less distributions from net investment income               (.06)     (.06)     (.03)
-----------------------------------------------------------------------------------------
Net asset value, end of period                            $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Total Return (%)^b                                          5.67      5.94      3.30**
-----------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       388       385       211
-----------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)              .54^c     .63       .61*
-----------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)               .21^c     .10       .05*
-----------------------------------------------------------------------------------------
Ratio of net investment income (%)                          5.55      5.87      4.92*
-----------------------------------------------------------------------------------------

^a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .53% and .21%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized

Scudder YieldWise Municipal Money Fund


Years ended July 31,                                         2001      2000      1999^a
-----------------------------------------------------------------------------------------
Selected Per Share Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Net investment income                                        .04       .04       .02
-----------------------------------------------------------------------------------------
Less distributions from net investment income               (.04)     (.04)     (.02)
-----------------------------------------------------------------------------------------
Net asset value, end of period                            $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------
Total Return (%)^b                                          3.86      3.96      2.09**
-----------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       441       257        81
-----------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)              .55^c      .69      .88*
-----------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)               .00^c      .00      .00
-----------------------------------------------------------------------------------------
Ratio of net investment income (%)                          3.76       3.98     3.25*
-----------------------------------------------------------------------------------------

^a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .55% and .00%, respectively (see Notes to Financial Statements).

*    Annualized

**   Not annualized
how to invest in the funds



The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.


If you're investing through a "third party provider" -- for example, a financial advisor or workplace retirement plan -- your provider may have its own policies or instructions, and you should follow those.

how to buy shares


                  INITIAL INVESTMENT
                  --------------------------------------------------------------

                   $25,000 or more for regular accounts

                   $10,000 or more for IRAs

                   Make out your check to "Scudder YieldWise Funds"
-------------------------------------------------------------------------------------

By mail            o  Fill out and sign an application

                   o  Send the application and an investment check to:
                      Scudder Investments Service Company, P.O. Box 219356,
                      Kansas City, MO 64121-9356
-------------------------------------------------------------------------------------

By wire            o  Call 1-800-537-6001

                   o Give your account registration instructions to the representative, who will give you a new account number

                   o  Have your bank wire your investment to: Scudder YieldWise
                      Funds, UMB Bank of Kansas City, N.A. ABA# 1010-0069-5

                   o You will also need to provide your name and account number, and the name and routing number for the fund of your choice:

                   o  Scudder YieldWise Money Fund: 98-7083-881-8

                   o  Scudder YieldWise Government Money Fund: 98-7096-453-8

                   o  Scudder YieldWise Municipal Money Fund: 98-7096-455-4
-------------------------------------------------------------------------------------

By exchange        o  To invest in one of these funds by selling shares in another
                      Scudder fund, call 1-888-987-4241
-------------------------------------------------------------------------------------

On the             o  If you are a current Scudder shareholder see the instructions
Internet              at www.moneyfunds.scudder.com
-------------------------------------------------------------------------------------

Through            o  Contact your representative using the method that's most
a financial           convenient for you
advisor
-------------------------------------------------------------------------------------



ICON | Scudder telephone representatives are available on business days from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m. to 3 p.m. Call toll-free 1-888-987-4241.

                   ADDITIONAL INVESTMENT
                   ----------------------------------------------------------------


                   $1,000 or more for regular accounts

                   $1,000 or more for IRAs

                   $500 or more a month with an Automatic Investment Plan

                   Make out your check to "Scudder YieldWise Funds"
--------------------------------------------------------------------------------------

By mail            o  Send a check and a Scudder investment slip to:
                      Scudder Investments Service Company, P.O. Box 219154,
                      Kansas City, MO 64121-9154

                   o  No investment slip? Enclose a letter with your name, fund and account number and your investment instructions
--------------------------------------------------------------------------------------

By wire            o  Wire your investment using the wire instructions for initial investments on the previous page
--------------------------------------------------------------------------------------

By EZ-Transfer     o  Call 1-888-987-4241 to make sure EZ-Transfer is set up on your account; if it is, you can request a transfer from your bank account of any amount between $50 and $250,000
--------------------------------------------------------------------------------------

By ScudderACCESS   o  Call 1-800-972-3060 and follow the instructions
--------------------------------------------------------------------------------------

With an automatic  o  For investing directly from your bank account, paycheck or
investment plan       government check

                   o  Call 1-888-987-4241 to set up a plan
--------------------------------------------------------------------------------------

By exchange        o  To invest in one of these funds by selling shares in another
                      Scudder fund, call 1-888-987-4241
--------------------------------------------------------------------------------------

On the             o  See the instructions at www.moneyfunds.scudder.com
Internet
                   o  Click on "Account Access"
--------------------------------------------------------------------------------------

Through            o  Contact your representative using the method that's most
a financial           convenient for you
advisor
--------------------------------------------------------------------------------------

ICON | Sending an investment by express, registered, or certified mail? Use this address: Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

                SELLING SHARES
                -------------------------------------------------------------------

                Some transactions, including most for over               Fee per
                $100,000, can only be ordered in writing; for          Transaction*
                more information, see page 32
-------------------------------------------------------------------------------------


By check        o  Write a check on your account for at least $1,000    $2**
-------------------------------------------------------------------------------------

By phone        o  Call 1-888-987-4241 for instructions; a check will   $5
                   be mailed to the address of record
-------------------------------------------------------------------------------------

By wire         o  Call 1-888-987-4241 to make sure that wire transfer  $10 is set up on your account; if it is, you can
                   request a wire to your bank account
-------------------------------------------------------------------------------------

By EZ-Transfer  o  Call 1-888-987-4241 to make sure that EZ-Transfer    $2
                   is set up on your account; if it is, you can
                   request a transfer to your bank account of any
                   amount between $50 and $250,000
-------------------------------------------------------------------------------------

By exchange     o  To sell shares in another Scudder fund and invest    $5
                   in one of these funds, call 1-888-987-4241
-------------------------------------------------------------------------------------

By mail         o  Write a letter that includes:                        $5

                o the fund and account number from which you want to sell shares

                o  the dollar amount you want to sell

                o your name(s), signature(s), and address, exactly as on your account

                o  Send the letter to: Scudder Investments Service
                   Company, P.O. Box 219557, Kansas City, MO
                   64121-9557
-------------------------------------------------------------------------------------

With an         o  To set up regular exchanges or withdrawals among     $5
automatic          Scudder funds, call 1-888-987-4241
exchange or
withdrawal plan
-------------------------------------------------------------------------------------

On the          o  Follow the instructions at                             Varies;
Internet           www.moneyfunds.scudder.com                            see above

                   o  Click on "Account Access"
-------------------------------------------------------------------------------------

Through         o  Contact your representative using the method that's    Varies;
a financial        most convenient for you                               see above
advisor

                * These fees are waived for investors with an account balance of $100,000 or more. All fees are paid to the fund to offset expenses.

                ** For each check under $1,000, there is an additional $10 charge policies you should know about

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a third party provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a third party provider may charge its own fees.


In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-888-987-4241.


Policies about transactions

The funds charge transaction fees as noted on the previous page. This fee structure is intended to help the fund lower its annual expenses and, in doing so, to pursue higher returns. If you have an account balance of $100,000 or more, you won't be charged these fees.

Please note that there is also a $5 fee for closing an account ($10 if you close a non-IRA account within one year of opening it). There are also fees for low balances, which are described under "Other Rights We Reserve."

The funds are open for business each day the New York Stock Exchange is open. Scudder YieldWise Money Fund and Scudder YieldWise Government Money Fund calculate their share price three times every business day, first at 12 p.m. Eastern time, then at 2 p.m. Eastern time and again as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Scudder YieldWise Municipal Money Fund calculates its share price at 12 p.m. Eastern time and again as of the close of regular trading on the Exchange.


Although shares trade during business hours, you can place orders anytime. Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through third party providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your third party provider should be able to tell you when your order will be processed.


Wire transactions that arrive by 2 p.m. Eastern time (12 p.m. Eastern time for Scudder YieldWise Municipal Money Fund) will receive that day's dividend. Wire transactions received between 2 p.m. (12 p.m. Eastern time for Scudder YieldWise Municipal Money Fund) and 4 p.m. Eastern time will start to accrue dividends the next business day. Investments by check will be effective at 4 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

ICON | Scudder telephone representatives are available on business days from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m. to 3 p.m. Central time. Call toll-free 1-888-987-4241.

ICON | If you ever have difficulty placing an order by phone, you can always send us your order in writing.


When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.


ScudderACCESS, the Scudder automated telephone service, is available 24 hours a day by calling 1-800-972-3060. You can use ScudderACCESS to get information on Scudder Funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and to buy and sell shares.


EZ-Transfer lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call or on the Internet at www.zurichfunds.com. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up EZ-Transfer on a new account, see the account application which can also be downloaded from our web site; to add it to an existing account, call 1-888-987-4241.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you'll be charged a $10 service fee when you write a check that's larger than your available balance at the time the check is presented to us, and we will not be able to honor the check. There is a $2 fee for writing a check on accounts less than $100,000. Please note that you'll be charged a $10 fee when you write a check for less than $1,000. We also cannot honor any check for more than $5,000,000, or any check written on an account on which there is a Power of Attorney. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that your bank may charge fees in addition to those charged by the funds. Wire transactions are completed within 24 hours. The funds can only accept and send wires of $1,000 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, or send the proceeds to a third party or a new address you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is received in good order, although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check or EZ-Transfer, in which case your check will be held for ten days and you cannot use our telephone, Internet or checkwriting privileges, or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price

The share price is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

As noted earlier, each fund seeks to maintain a stable $1.00 share price.

In valuing securities, we use the amortized cost method (the method used by most money market funds).

Other rights we reserve

For each fund, you should be aware that we may do any of the following:

o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $1 a month if your account balance is below $10,000 for the last 30 days; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o        reject or limit purchases of shares for any reason

The funds' distributor, Scudder Distributors, Inc. ("SDI"), may offer a promotional incentive (during a time period to be specified between 12/1/01 and 11/30/02) to new investors for opening a Scudder YieldWise Fund account with a minimum balance of $25,000 or $1,000 a month with Payroll Direct Deposit or to current shareholders for increasing their balance by $10,000. The promotional incentive may be a subscription to a financial magazine (such as, but not limited to, Kiplinger's Personal Finance, Smart Money, Bloomberg Personal Finance and Money), financial book, video or CD. At least two weeks prior to commencing such an offer, SDI will inform current shareholders of the effective time period for the offering through either the funds' annual or semiannual reports or the shareholder's monthly statement. SDI will inform new investors as part of their account confirmation kit. To find out more about an offering, call 1-800-537-6001 or visit www.moneyfunds.scudder.com.

understanding distributions
and taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.


The funds intend to declare income dividends daily, and pay them monthly. Scudder YieldWise Municipal Money Fund may make short- or long-term capital gains distributions in November or December. The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The funds may make additional distributions for tax purposes if necessary.


You can choose how to receive your dividends and distributions. You can have them automatically reinvested in fund shares or sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.


Dividends from Scudder YieldWise Money Fund and Scudder YieldWise Government Money Fund are generally taxed at ordinary income rates. Any long-term capital gains distributions are generally taxed at capital gains rates, although the funds typically don't expect to make long-term capital gains distributions. Also, because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

Dividends from Scudder YieldWise Municipal Money Fund are generally free from federal income tax for most shareholders, and a portion of dividends from Scudder YieldWise Government Money Fund are generally free from state and local income taxes. However, there are a few exceptions:


o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short-term capital gains

o with Scudder YieldWise Municipal Money Fund, because the fund can invest in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT


o with Scudder YieldWise Government Money Fund, shareholders who live in certain states and localities may not be eligible for the tax exemptions that shareholders in most locations are


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------
to get more information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call 1-888-987-4241 or visit our Web site at www.moneyfunds.scudder.com.


Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about the funds, call 1-888-987-4241. These documents and other information about the funds are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.


SEC
450 Fifth Street, N.W.,
Washington, DC 20549-0102,
www.sec.gov, 1-202-942-8090






Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.moneyfunds.scudder.com
1-800-537-6001

                            SEC File Numbers:
                            Scudder YieldWise Money Fund              811-8047
SCUDDER                     Scudder YieldWise Government Money Fund   811-8047
INVESTMENTS                 Scudder YieldWise Municipal Money Fund    811-8047